UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number: 811-825 American Growth Fund, Inc.

(Exact name of registrant as specified in charter) 1636 Logan Street, Denver, CO 80203 (Address of principal executive offices) (Zip code) American Growth Fund, Inc.

1636 Logan Street Denver, CO 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-626-0600 Date of fiscal year end: July 31 Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 - Schedule of Investments

American Growth Fund Series 2
October 31, 2019
(unaudited)

		Market
Common Stocks 96.11%	Shares	Value

Drug Manufacturers 27.08%
GW Pharmaceuticals Plc*	520	$69,587
Merck & Company Inc. (new)	640	55,462
AbbVie Inc.	420	33,411
CV Sciences Inc. *	11,260	23,308
Bausch Health Companies Inc.*	935	23,225
		204,993

Application Software14.82%
Microsoft Corporation	510	73,119
Teladoc Health Inc.*	510	39,066
		112,185

Biotechnologies 13.05%
Cara Therapeutics Inc.*	2,265	47,021
Corbus Pharmaceuticals Holdings*	5,880	30,400
22nd Century Group Inc.*	7,920	14,969
Emerald Bioscience Inc – Ordinary*	21,255	6,379
		98,769

Agriculture 8.35%
Scotts Miracle-Gro Company (The)	630	63,246
		63,246

Medical Devices 8.17%
Abbott Laboratories	740	61,871
		61,871

Industrial Products 5.46%
Vestas Wind Systems A/S ADR	1,525	41,373
		41,373

Beverages – Alcoholic 4.65%
Constellation Brands Inc.	185	35,211
		35,211

ETF 2.87%
ETFMG Alternative Harvest ETF	1,120	$21,717
		21,717

Publishing 2.63%
Freedom Leaf Inc*	180,710	19,878
		19,878

Consumer Packaged Goods 2.68%
Neptune Wellness Solutions Inc.*	4,600	15,456
Charlottes Web Holdings Inc*	390	4,828
		20,284

Packaging and Containers 2.50%
KushCo Holdings Inc – Ordinary*	9,500	18,905
		18,905

Industrial Distribution 2.05%
GrowGeneration Corp*	3,840	15,552
		15,552

Online Media 0.94%
ChineseInvestors.com Inc*	32,210	7,086
		7,086

Conglomerates 0.42%
Akerna Corp.*	650	3,185
		3,185

Retail - Apparel & Specialty 0.34
AeroGrow International Inc.*	3,100	2,604
		2,604

Forest Products 0.10%
Sugarmade Inc*	42,860	776
		776

Computer Related Services, not elsewhere classified 0.00%
OBITX Inc.*[1]	33	0
		0

Total Value Common Stocks (cost 641,066)	96.11%	727,635

Cash and Receivable, less liabilities	3.89%	29,486

Total Net Assets	100.00%	757,121

*	Non-income producing security during last 12 months

[1]Value was determined using significant unobservable inputs.

Gross Unrealized appreciation on investment securities	180,240
Gross Unrealized depreciation on investment securities	(93,671)
Net Unrealized depreciation on investment securities	86,569

Cost of investment securities for federal income tax purposes	641,066

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$727,635	$0	$0	$727,635

ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule

30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
December 12, 2019